U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.


1.   Name and address of issuer:
                    MARSHALL FUNDS, INC.
                    Federated Investors
                 Federated Investors Tower
            Pittsburgh, Pennsylvania 15222-3779

2. Name of each series or class of funds for which this notice is filed:
                    Marshall Funds, Inc.

3.   Investment Company Act File Number:
811-7047
     Securities Act File Number:
33-48907

4.   Last day of fiscal year for which this notice is filed:
August 31, 1996

5.   Check box if this notice is being filed more than 180
     days after the close of the issuer's fiscal year for
     purposes of reporting securities sold after the close
     of the fiscal year but before termination of the
     issuer's 24f-2 declaration:
                                                  [   ]


6.   Date of termination of issuer's declaration under rule
     24f-2(a)(1), if applicable:


7. Number and amount of securities of the same class or series which had been registered under the Securities
     Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     0; $0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     0 ; $0

9. Number and aggregate sale price of securities sold during the fiscal year (includes DRIP shares):
                                  3,983,496,856; $4,583,040,864







10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                                  3,983,496,856; $4,583,040,864

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:


12.  Calculation of registration fees:

     (i)  Aggregate sale price of securities sold during the
          fiscal
          year in reliance on rule 24f-2 (from Item 10): $
                                             4,583,040,864
     (ii) Aggregate price of shares issued in connection
          with
          dividend reimbursement plans
          (from Item 11, if applicable)      +
     (iii)                                   Aggregate
          price of shares redeemed or repurchased
          during the fiscal year (if applicable)
                                                -----
          4,402,560,969
     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees
          pursuant to rule 24e-2 (if applicable)         +
                                             0
     (v)  Net aggregate price of securities sold and issued
          during
          the fiscal year in reliance on rule 24f-2 [line
          (i), plus
          line (ii), less line (iii), plus line (iv)] (if
          applicable):                         180,479,895
     (vi) Multiplier prescribed by Section 6(b) of the Securities

          Act of 1933 or other applicable law or regulation
          (see Instruction C.6):             x
          1/3300
                --------
     (vii)                                   Fee due [line
          (i) or line (v) multiplied by line (vi)]:      $
                                             54,691


Instruction:                                   Issuers
          should complete lines (ii), (iii), (iv), and (v) only if the form in being filed within 60 days after the close of the issuer's fiscal year. See
          Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section
     3a of the Commission's Rules of Informal and Other
     Procedures
     (17 CFR 202.3a).
                                                  [  ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

October 15, 1996

                         SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ C. Todd Gibson

                    C. Todd Gibson, Assistant Secretary

Date:               October 15, 1996

 *  Please print the name and title of the signing officer below the signature.